Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset:
Accrued expense	$ 1	$ 1
Allowance for doubtful accounts	152	346
Depreciation		84
Lease Liability	77	2,095
Tax loss carried forward	7,401	6,661
Research and development capitalization	922	91
Tax Credits		59
Total deferred tax assets	8,552	9,337
Valuation allowance	(8,371)	(7,794)	$ (6,579)
Deferred tax assets, net of valuation allowance	181	1,543
Deferred tax liabilities:
- Unrealized gain on acquisition/disposal	181	173
- Right-of-use assets		1,370
Total deferred tax liabilities	181	1,543
Deferred tax assets, net of valuation allowance and deferred tax liabilities